Cover	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	MercadoLibre, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33647
Entity Tax Identification Number	98-0212790
Entity Address, Address Line One	WTC Free Zone
Entity Address, Address Line Two	Dr. Luis Bonavita 1294
Entity Address, Address Line Three	Of. 1733, Tower II
Entity Address, City or Town	Montevideo
Entity Address, Country	UY
Entity Address, Postal Zip Code	11300
Country Region	598
City Area Code	2
Local Phone Number	927-2770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001099590
Amendment Flag	false
Common Stock, $0.001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MELI
Security Exchange Name	NASDAQ
3.125% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2031
Trading Symbol	MELI31
Security Exchange Name	NASDAQ
Note Due 2033
Document Information [Line Items]
Title of 12(b) Security	4.900% Notes due 2033
Trading Symbol	MELI33
Security Exchange Name	NASDAQ
Note Due 2036
Document Information [Line Items]
Title of 12(b) Security	5.850% Notes due 2036
Trading Symbol	MELI36
Security Exchange Name	NASDAQ